Organization and summary of significant accounting policies (Details3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Additional paid-in capital	$ 110,026	$ 108,727				$ 84,351					$ 110,026		$ 108,727	$ 84,351
Accumulated deficit	(119,455)	(113,510)				(96,124)					(119,455)		(113,510)	(96,124)
Loss on extinguishment of debt	0	(5,159)	(5,159)	(147)	(7,245)					(7,392)	0	(12,551)	(12,551)	(5,620)
Total other expense		(138)	(5,056)	281	(5,323)	1,112	(4,138)	(3,852)	329				(10,236)	(7,207)
Net loss	(1,868)	(1,992)	(6,526)	(1,534)	(7,334)	(1,358)	(5,928)	(5,582)	(1,988)	(8,868)	(5,945)	(15,394)	(17,386)	(14,856)
Net loss attributable to ThermoEnergy Corporation	(1,868)	(1,992)	(6,509)	(1,507)	(7,321)	(1,358)	(5,928)	(5,582)	(1,988)	(8,828)	(5,943)	(15,337)	(17,329)	(14,856)
Deemed dividend on Series B Convertible Preferred Stock		0	0	0	0	0	(1,894)	0	0				0	(1,894)
Net loss attributable to ThermoEnergy Corporation common stockholders		(1,992)	(6,509)	(1,507)	(7,321)	(1,358)	(7,822)	(5,582)	(1,988)				(17,329)	(16,750)
Convertible debt and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share)														6,906
Adjustment to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt	0	(5,159)	(5,159)	(147)	(7,245)					(7,392)	0	(12,551)	(12,551)	(5,620)
Scenario, Previously Reported [Member]
Additional paid-in capital						79,345								79,345
Accumulated deficit						(91,118)								(91,118)
Loss on extinguishment of debt			(2,042)	0	0					0		(2,042)		(614)
Total other expense														(2,201)
Net loss			(6,344)	(2,985)	(2,542)					(5,527)		(11,871)		(9,850)
Net loss attributable to ThermoEnergy Corporation			(6,327)	(2,958)	(2,529)					(5,487)		(11,814)		(9,850)
Deemed dividend on Series B Convertible Preferred Stock														(6,900)
Net loss attributable to ThermoEnergy Corporation common stockholders														(16,750)
Convertible debt and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share)														1,900
Adjustment to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt			(2,042)	0	0					0		(2,042)		(614)
Scenario, Adjustment [Member]
Additional paid-in capital						5,006								5,006
Accumulated deficit						(5,006)								(5,006)
Loss on extinguishment of debt														(5,006)
Total other expense														(5,006)
Net loss														(5,006)
Net loss attributable to ThermoEnergy Corporation														(5,006)
Deemed dividend on Series B Convertible Preferred Stock														5,006
Net loss attributable to ThermoEnergy Corporation common stockholders														0
Convertible debt and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share)														5,006
Adjustment to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt														$ (5,006)